Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value, by Balance Sheet Grouping
The carrying amounts and estimated fair values of the following assets and liabilities and where they are classified within the fair value hierarchy as of September 30, 2026 and December 31, 2025 are as follows:

	September 30, 2026		December 31, 2025
	Fair value	Carrying amount	Fair value	Carrying amount
Warrant liabilities – Level 3	$—	$—	$1,874	$1,874
SIF Loan – Level 3	25,637	30,628	23,609	27,536
FedDev Loan – Level 2	2,644	2,644	2,462	2,462
Derivative asset - Level 3 (1)	1,104	1,104	—	—
(1) Refer to Note 13 for information related to this derivative asset.
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following summarizes the change in fair value of the Company’s warrant liability, Earn-out Share liabilities, and derivative asset for the nine months ended September 30, 2026:

	Warrant Liability	Earn-out Share Liability	Derivative Asset (1)
Fair value as of December 31, 2025	$1,874	$—	$—
Establishment of assets and liabilities	—	9,997	1,350
Change in estimated fair value, net of changes in foreign exchange rates (2)	895	7,764	(246)
Reclassification of liability to equity	(2,769)	(17,761)	—
Fair value as of September 30, 2026	$—	$—	$1,104
(1) In addition to the above, during the nine months ended September 30, 2026, the Company recorded a loss of $1,661 on forward contracts related to the SATM Facility. The Company did not enter into any derivative transactions during the third quarter of 2026 and there were no forward contracts outstanding as of September 30, 2026.
(2) Changes in fair value of warrant liabilities have been recognized within other operating (income) expense, net on the consolidated statement of operations and comprehensive loss. Changes in derivative assets and earn-out liabilities have been recognized in loss on derivative instruments, net and loss on fair value of earn-out share liabilities, net respectively in the consolidated statements of operations and comprehensive loss.
Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the significant inputs:

	At Closing (March 26, 2026)	Tranche 1 Vesting (May 7, 2026)	Tranche 2 Vesting (May 13, 2026)
Shares subject to fair value	1,100,000	550,000	550,000
Share price (1)	$10.00	$12.50	$15.00
Expected volatility	80%	80%	80%
Risk-free interest rate	4.00%	3.95%	4.01%
Remaining term (in years)	4.00	3.89	3.87
Fair value	$9,997	$9,562	$8,199
(1) Share price for May 7, 2026 and May 13, 2026 reflects the forfeiture hurdle share price achieved for 20 out of 30 consecutive trading days.